Financial Risk Management - Summary of Allowance for Expected Credit Losses of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
As at January 1	$ (3,730)	$ (883)
Increase of allowance recognized in statement of operations during the year	(720)	(3,666)
Receivables written off during the year as uncollectible	1,912	205
Unused amount reversed	1,331	578
Translation differences	(13)	36
As at December 31	$ (1,220)	$ (3,730)